Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid Expense And Other Assets Current [Line Items]
Rebate	[1]	¥ 69,464		¥ 72,940
Deposits	[2]	6,407		5,354
Prepayment to agent for share repurchase program				5,521
Value-added tax ("VAT") recoverable		11,522		12,467
Employee advances	[3]	1,073		2,104
Prepaid expenses		11,648		4,131
Receivables from third-party payment processing agencies	[4]	151		645
Others		8,230		8,960
Prepayment and other current assets		¥ 108,495	$ 15,627	¥ 112,122

[1]	Rebate represents amounts payable earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchases with the same supplier.
[2]	Deposits represent rental deposits and deposits paid to third-party vendors.
[3]	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
[4]	Receivables from third-party payment processing agencies represent cash that were received from customers but held by the processing agencies as of December 31, 2016. The receivables were collected by the Group subsequent to the year end.